Income Taxes (Details) - Schedule of Deferred Taxes Assets (Liabilities) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Property, plant, and equipment	$ 228	$ 481
Defined benefit liability	4,214	5,684
Bad debt reserve	163	237
Inventories	160	136
Accrued liabilities	2,125	4,820
Accrued pension liabilities	699	845
Operating lease liabilities	258	992
Net operating loss	19,711	18,897
Total deferred income tax assets	27,558	32,092
Deferred income tax liabilities:
Stock-based compensation		(41)
Operating lease right of use assets	(280)	(986)
Intangible assets	(777)	(890)
Total deferred income tax liabilities	(1,057)	(1,917)
Valuation allowance	(19,446)	(20,621)
Total net deferred income tax assets	$ 7,055	$ 9,554